Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Taxes
Income tax expense	¥ 21,002	$ 3,045	¥ 12,027		¥ 25,428
Unrecognized tax benefits	55,263		43,311		36,112			$ 8,012	$ 6,280
Operating loss carryforwards	53,656		40,002		34,998			7,779
Unrecognized tax benefits that would impact effective tax rate	55,149		43,197		36,012			7,996
Unrecognized tax benefits, interest on income taxes expense	2,523	$ 366	5,785		2,520
Unrecognized tax benefits, interest on income taxes accrued	¥ 11,424		8,901		3,116			1,656
Maximum
Income Taxes
Annual Taxable Income Limit					¥ 3,000
Small and micro-sized enterprise
Income Taxes
Effective income tax rate reconciliation reduction	12.50%	12.50%			75.00%	75.00%
Applicable CIT rate	20.00%	20.00%			20.00%	20.00%
High and new technology enterprise
Income Taxes
Preferential tax rate					15.00%	15.00%
Inland revenue, hong kong
Income Taxes
Statutory income tax rate	16.50%	16.50%
Income tax expense | $		$ 0		$ 0		$ 0
State administration of taxation, china
Income Taxes
Statutory income tax rate							25.00%
Annual Taxable Income Limit	¥ 1,000				¥ 1,000
Operating loss carryforwards	¥ 81,542		¥ 56,041		¥ 51,047			$ 11,822
Effective income tax rate reconciliation reduction	50.00%	50.00%			50.00%	50.00%
Preferential tax rate					15.00%	15.00%
Withholding tax rate					10.00%	10.00%
Tax rate outside PRC					25.00%	25.00%
State administration of taxation, china | Maximum
Income Taxes
Annual Taxable Income Limit	¥ 3,000
State administration of taxation, china | Minimum
Income Taxes
Annual Taxable Income Limit	¥ 1,000				¥ 1,000